Financial risk management - Disclosure of sensitivity Analysis of possible change in the main foreign currencies against the Euro (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Sensitivity analysis of possible change in the main foreign currencies against the Euro [Line Items]
Increase /(decrease) in loss before tax if Euro strengthens by 5%	€ (7,363)	€ (5,037)
Increase /(decrease) in loss before tax if Euro weakens by 5%	7,363	5,037
USD
Sensitivity analysis of possible change in the main foreign currencies against the Euro [Line Items]
Increase /(decrease) in loss before tax if Euro strengthens by 5%	(7,610)	(5,418)
Increase /(decrease) in loss before tax if Euro weakens by 5%	7,610	5,418
CNY
Sensitivity analysis of possible change in the main foreign currencies against the Euro [Line Items]
Increase /(decrease) in loss before tax if Euro strengthens by 5%	138	180
Increase /(decrease) in loss before tax if Euro weakens by 5%	(138)	(180)
HKD
Sensitivity analysis of possible change in the main foreign currencies against the Euro [Line Items]
Increase /(decrease) in loss before tax if Euro strengthens by 5%	1	123
Increase /(decrease) in loss before tax if Euro weakens by 5%	(1)	(123)
GBP
Sensitivity analysis of possible change in the main foreign currencies against the Euro [Line Items]
Increase /(decrease) in loss before tax if Euro strengthens by 5%	108	78
Increase /(decrease) in loss before tax if Euro weakens by 5%	€ (108)	€ (78)